CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details 1) - Cox-Ross-Rubenstein	12 Months Ended
Dec. 31, 2023 integer $ / shares
Statement [Line Items]
Time to expiration	3640 years
Risk free interest rate	5.153%
Dividend Yield	0.00%
Model Steps | integer	120
Share price on valuation date	$ 0.34
Strike price on conversion	$ 0.3557
Volatility	95.44%
Issue Date
Statement [Line Items]
Time to expiration	3653 years
Risk free interest rate	5.221%
Dividend Yield	0.00%
Model Steps | integer	120
Share price on valuation date	$ 0.34
Strike price on conversion	$ 0.3557
Volatility	95.82%